Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 22.7	€ 21.4
Related financial instruments that are offset	(22.7)	(21.4)
Net amount	0.0	0.0
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(125.0)	(44.9)
Related financial instruments that are offset	22.7	21.4
Net amount	€ (102.3)	€ (23.5)